Share Capital (Summary of Shares Issued) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Beginning Balance	507,246,105	557,492,516
Ending Balance	494,551,730	507,246,105
Beginning Balance	$ 14,172
Ending Balance	13,838	$ 14,172
Purchase of treasury shares	1,000	4,496
Increase (decrease) through share-based payment transactions, equity	40	184
Issued capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	374	1,487
Increase (decrease) through share-based payment transactions, equity	40	202
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	26	22
Increase (decrease) through share-based payment transactions, equity	0	(18)
Accumulated other comprehensive income [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	0	0
Increase (decrease) through share-based payment transactions, equity	0	0
Retained earnings [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	600	2,987
Increase (decrease) through share-based payment transactions, equity	0	0
Equity Attributable To Owners Of Parent [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	1,000	4,496
Increase (decrease) through share-based payment transactions, equity	40	184
Noncontrolling Interests [Member]
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	0	0
Increase (decrease) through share-based payment transactions, equity	$ 0	$ 0